BUSINESS COMBINATIONS (Details 4) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended										6 Months Ended		12 Months Ended
	Apr. 30, 2014	Dec. 31, 2014	Apr. 30, 2014	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Equipment and Leased Assets
Estimated Fair Value		$ 87,283				$ 87,283										$ 87,283
Purchased intangible assets
Useful Life (years)																3 years
Acquisition related costs																	$ 27,400
Net Income (Loss) Attributable to Parent				$ (12,741)	$ 469	(5,749)	$ 5,676	$ 4,724	$ 7,489	$ 5,704	$ 5,782	$ 6,776	$ 6,136	$ (12,272)	$ 12,213	$ 12,140	24,398	$ 25,689
Effective tax rate used for adjustments																35.00%
Business Acquisition, Pro Forma Information [Abstract]
Revenues																$ 800,732	771,810
Net (loss)																$ (5,083)	$ (7,003)
Basic loss per share																$ (0.08)	$ (0.11)
Diluted loss per share																$ (0.08)	$ (0.10)
Gaming Equipment
Property, Equipment and Leased Assets
Estimated Fair Value		78,201				78,201										$ 78,201
Leasehold and building improvements
Property, Equipment and Leased Assets
Estimated Fair Value		2,105				2,105										2,105
Machinery and equipment
Property, Equipment and Leased Assets
Estimated Fair Value		4,126				4,126										4,126
Other
Property, Equipment and Leased Assets
Estimated Fair Value		2,851				2,851										$ 2,851
Newavemember [Member]
Purchased intangible assets
Discount rate (as a percent)																15.50%
Aggregate purchase price	$ 14,900		$ 14,900	14,900
Aggregate purchase price expected to be paid			$ 2,500	2,500
Multimedia Games Holding Company Inc
Property, Equipment and Leased Assets
Estimated Fair Value				87,283	87,283									87,283
Purchased intangible assets
Aggregate purchase price		1,149,389			1,149,389									1,149,389
Acquisition related costs				400										1,800		$ 1,300
Revenue																7,400
Net Income (Loss) Attributable to Parent																3,000
Financial advisory and legal fees		10,700			1,500	10,700										10,700
Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member]
Purchased intangible assets
Estimated Fair Value		403,300		403,300	403,300	403,300								403,300		403,300
Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member] | Tradenames and trademarks
Purchased intangible assets
Estimated Fair Value		14,800		14,800	14,800	14,800								14,800		14,800
Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member] | Computer Software Intangible Asset [Member]
Purchased intangible assets
Estimated Fair Value		3,755		3,755	3,755	3,755								3,755		3,755
Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member] | Developed Technology [Member]
Purchased intangible assets
Estimated Fair Value		139,645		139,645	139,645	139,645								139,645		139,645
Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member] | Customer relationships
Purchased intangible assets
Estimated Fair Value		231,100		231,100	231,100	231,100								231,100		231,100
Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member] | Contract Rights
Purchased intangible assets
Estimated Fair Value		$ 14,000		14,000	14,000	$ 14,000								14,000		$ 14,000
Multimedia Games Holding Company Inc | Gaming Equipment
Property, Equipment and Leased Assets
Estimated Fair Value				78,201	78,201									78,201
Multimedia Games Holding Company Inc | Leasehold and building improvements
Property, Equipment and Leased Assets
Estimated Fair Value				2,105	2,105									2,105
Multimedia Games Holding Company Inc | Machinery and equipment
Property, Equipment and Leased Assets
Estimated Fair Value				4,126	4,126									4,126
Multimedia Games Holding Company Inc | Other
Property, Equipment and Leased Assets
Estimated Fair Value				$ 2,851	$ 2,851									$ 2,851
Minimum
Property, Equipment and Leased Assets
Useful Life (years)																3 years
Minimum | Computer Software Intangible Asset [Member]
Purchased intangible assets
Useful Life (years)																1 year
Minimum | Customer relationships
Purchased intangible assets
Useful Life (years)					8 years									8 years		8 years
Minimum | Other intangible asset
Purchased intangible assets
Discount rate (as a percent)					10.00%									10.00%		10.00%
Minimum | Gaming Equipment
Property, Equipment and Leased Assets
Useful Life (years)						2 years
Minimum | Machinery and equipment
Property, Equipment and Leased Assets
Useful Life (years)					3 years	3 years								3 years		3 years
Minimum | Other
Property, Equipment and Leased Assets
Useful Life (years)					2 years	2 years								2 years		2 years
Minimum | Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member] | Tradenames and trademarks
Purchased intangible assets
Useful Life (years)					3 years	3 years								3 years
Minimum | Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member] | Computer Software Intangible Asset [Member]
Purchased intangible assets
Useful Life (years)					3 years	3 years								3 years
Minimum | Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member] | Developed Technology [Member]
Purchased intangible assets
Useful Life (years)					2 years	2 years								2 years
Minimum | Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member] | Customer relationships
Purchased intangible assets
Useful Life (years)					8 years	8 years								8 years
Minimum | Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member] | Contract Rights
Purchased intangible assets
Useful Life (years)					1 year	1 year								1 year
Minimum | Multimedia Games Holding Company Inc | Gaming Equipment
Property, Equipment and Leased Assets
Useful Life (years)					2 years									2 years
Minimum | Multimedia Games Holding Company Inc | Machinery and equipment
Property, Equipment and Leased Assets
Useful Life (years)					3 years									3 years
Minimum | Multimedia Games Holding Company Inc | Other
Property, Equipment and Leased Assets
Useful Life (years)					2 years									2 years
Maximum
Property, Equipment and Leased Assets
Useful Life (years)																5 years
Purchased intangible assets
Useful Life (years)																5 years
Maximum | Computer Software Intangible Asset [Member]
Purchased intangible assets
Useful Life (years)																5 years
Maximum | Customer relationships
Purchased intangible assets
Useful Life (years)					12 years									12 years		12 years
Maximum | Other intangible asset
Purchased intangible assets
Discount rate (as a percent)					11.00%									11.00%		11.00%
Maximum | Gaming Equipment
Property, Equipment and Leased Assets
Useful Life (years)						4 years
Maximum | Machinery and equipment
Property, Equipment and Leased Assets
Useful Life (years)					5 years	5 years								5 years		5 years
Maximum | Other
Property, Equipment and Leased Assets
Useful Life (years)					5 years	7 years								5 years		5 years
Maximum | Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member] | Tradenames and trademarks
Purchased intangible assets
Useful Life (years)					7 years	7 years								7 years
Maximum | Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member] | Computer Software Intangible Asset [Member]
Purchased intangible assets
Useful Life (years)					5 years	5 years								5 years
Maximum | Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member] | Developed Technology [Member]
Purchased intangible assets
Useful Life (years)					6 years	6 years								6 years
Maximum | Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member] | Customer relationships
Purchased intangible assets
Useful Life (years)					12 years	12 years								12 years
Maximum | Multimedia Games Holding Company Inc | Fair Value Inputs Level2 [Member] | Contract Rights
Purchased intangible assets
Useful Life (years)					7 years	7 years								7 years
Maximum | Multimedia Games Holding Company Inc | Gaming Equipment
Property, Equipment and Leased Assets
Useful Life (years)					4 years									4 years
Maximum | Multimedia Games Holding Company Inc | Machinery and equipment
Property, Equipment and Leased Assets
Useful Life (years)					5 years									5 years
Maximum | Multimedia Games Holding Company Inc | Other
Property, Equipment and Leased Assets
Useful Life (years)					7 years									7 years